Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
1847	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1848		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1848		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1848		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1849	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1849	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1849	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1850	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML compliant	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1850	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1850	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1851	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1851	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1851	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1852	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1852	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1852	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1853	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1853	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1853	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1854	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1854	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1854	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1855	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1855	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1855	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1856	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1856	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1856	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1857		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE1366	Credit	Borrower 2 Award Letter Missing	Borrower 2 Award Letter Missing 1st page of award letter is missing	Please see the borrower asset statement for their bank account. In the account there are two deposits, and one is for XXX which is proven by the award letter and the other is for the Coborrower. Due to having the award letter for borrower 1, we know the other SSI income deposit is for the other borrower and need no additional documentation to meet fannie guidelines.	09/10/2025	Borrower 2 Award Letter Provided or Not Applicable (Number of Borrowers equals 2)	09/10/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1857		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.			HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1857		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1858	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1858	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1858	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1859	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1859	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1859	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1860	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1860	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1860	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1861	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1861	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1861	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1862	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1862	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1862	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1863	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1863	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1863	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1864	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1864	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1864	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1865	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines missing W2's and only have current paystub	Document Uploaded. Please see the attached W2's	09/05/2025	Income and Employment Meet Guidelines	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1865	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1865	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1866	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1866	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1866	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1867	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1867	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1867	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1868	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1868	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1868	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1869	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	HPML compliant	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1869	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1869	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1870	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1870	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1870	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1871	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1871	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1871	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1872	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1872	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1872	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	No property findings Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1873	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1873	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1873	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1874	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1874	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1874	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1875	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing The Final Full Title Policy, Insurance wrapper or Junior Loan Policy is missing from the file .Only the title search is in the file	Document Uploaded. Please see the attached title wrapper. ; The documents requested are trailing documents and will be provided to the investor when they are available. The property search is the only document required on file prior to close. ; Document Uploaded. Please see the attached title commitment/title search.	09/10/2025	Title Document is fully Present; This exception will be cleared once one of the required Title documents are provided per guidelines. An Insurance Wrapper, Junior Loan Policy or Full Title Policy is required.; The Title Search provided is not sufficient. Per guidelines an Insurance Wrapper, Junior Loan Policy or Full Title Policy is required. Please provide.	09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1875	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1875	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1876	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1876	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1876	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1877	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1877	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1877	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1878	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1878	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1878	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1879		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1879		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1879		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1880	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX FICO IS GREATER THAN GUIDELINE

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% LTV IS LESS THAN GUIDELINE.

																			Borrower has stable job time - Borrower has XXX years on job. B HAS MORE YEARS THAN GUIDELINE.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1880	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX FICO IS GREATER THAN GUIDELINE

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% LTV IS LESS THAN GUIDELINE.

																			Borrower has stable job time - Borrower has XXX years on job. B HAS MORE YEARS THAN GUIDELINE.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1880	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX FICO IS GREATER THAN GUIDELINE

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% LTV IS LESS THAN GUIDELINE.

																			Borrower has stable job time - Borrower has XXX years on job. B HAS MORE YEARS THAN GUIDELINE.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1881	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1881	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1881	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1882	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1882	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1882	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1883	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1883	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1883	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1884	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1884	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1884	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1885	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1885	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1885	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1886	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1886	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1886	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1887	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1887	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1887	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1888	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1888	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1888	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1888	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1889	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1889	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1889	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1890	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1890	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1890	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1891	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1891	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1891	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1892	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1892	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1892	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1893	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1893	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1893	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1894	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is HPML and it meets the closed end 2nd lien requirements.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1894	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1894	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1895	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1895	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1895	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1896	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1896	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1896	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1897	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1897	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1897	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1898	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. Appraisal has a tenant in the home instead of the owner. Transaction is a primary residence not an investment.	Please review to cancel this exception. The subject property is the borrower's primary residence. The borrower's paystubs and W2's report to the property. The appraisal holds no bearing on whether the occupant of a home is an owner or tenant. The borrower's income documents hold more bearing than the appraisal.	09/05/2025	Intent of borrower's occupancy supported	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1898	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1898	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1899	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1899	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1899	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1900	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1900	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1900	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1901	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1901	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1901	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1902	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1902	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1902	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1903	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1903	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1903	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1904	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1904	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1904	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1905	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1905	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1905	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1905	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1906	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1906	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1906	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1907		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/03/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1907		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1907		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/03/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1908	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1908	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1908	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1909	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1909	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1909	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1910	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1910	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1910	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1911	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1911	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1911	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1912	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1912	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1912	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1913	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1913	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1913	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1914	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1914	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1914	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1915	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1915	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1915	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1916	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1916	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1916	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1917	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1917	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1917	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1918	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1918	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1918	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1919	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	Document Uploaded. Please see attached confirming when we received the VOE for the borrower's business.	09/10/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided	09/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1919	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	FCRE1764	Credit	Missing Verification of Mortgage	Senior Lien on title shows a recorded amount of $XXX on XXX for the subject property at the same time is not reflected on the credit report and current statement on file shows a balance of $XXX dated XXX	Document Uploaded. Please see attached CD for the recently closed loan confirming the UPB of $XXX. Please review to clear this condition.	09/10/2025	Final CD for 1st lien dated XXX provided.	09/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1919	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1919	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1920		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Could not locate the 3rd party closing VOE in the loan file.	The VOE can be found on page XXX of the loan image package.	09/05/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1920	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML compliant, downgraded to A This loan failed the XXX rate spread home loan test.
														( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.			HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1920		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1920		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1921	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The borrower receives Social Security Income for his 3 dependents and himself. Provide proof of XXX year continuance for all SSI.	Document Uploaded. Please be advised that the award letters for the dependents state the age of each and all are under 14, guidelines state continuance can be assumed and does not need to be documented.	09/04/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1921	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1921	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1922	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1922	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1922	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1923	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy XXX master insurance policy not provided	Document Uploaded. Please see the master policy attached	09/08/2025	HO-6 Master Insurance Policy is fully present	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1923	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1923	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1924	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1924	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1924	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1925	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1925	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1925	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1926	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1926	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1926	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1927	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1927	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1927	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1928	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1928	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1928	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	No property findings Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1929	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1929	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1929	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1929	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1930		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1930		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1930		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1931	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1931	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1931	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1932	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1932	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1932	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1933	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1933	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1933	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1934	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Cured	finding-1477	Compliance	Disclosed APR High-Cost Threshold Exception Test	This loan failed the disclosed APR high-cost threshold exception test.Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): XXX Threshold Loan APR Test, XXX County Threshold Loan APR Test. As a result, this loan may not be acceptable to certain secondary market investors. Loan Data Comparison Data Variance
														Disclosed APR High-Cost Threshold Exception Test: Loan Data FAIL XXX% Comparison Data XXX% +XXX%	Document Uploaded. Please see attached post-close corrected closing disclosure and cure package mailed to the borrower.	09/11/2025	Cure package provided to the borrower; Exception downgraded to a 2/B	10/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	C	B	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
1934		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.			HPML compliant	09/12/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
1934		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
1934		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
1935	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8611	Credit	Income/Employment General	Per the paystub, borrower receives an annual salary of $XXX. Lender calculated the income as base income only. Per the paystub, borrower received overtime, supplemental, etc. which was included in the calculation. Documentation to support, as well as, updated documents to show the breakdown of the additional income is required.	Document Uploaded. Please see attached, updated 1003 and 1008 using just the $XXX base salary . DTI still in line	09/05/2025	Updated income per revised 1003 and 1008 provided by lender.	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1935	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1935	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1936	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1936	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1936	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1937	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1937	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1937	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1938	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1938	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1938	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1939	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCOM1604	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Borrower’s youngest child is XXX years old and borrower is not the primary residential parent of child. Parental agreement states both parents are receiving child support. Child support listed on paystub; however, no child support deduction payment for most recent paystub. Need additional documentation to confirm the borrower does not have arrears and is current on child support or is no longer paying child support. Parental plan is inconclusive.	The current paystub is sufficient evidence the garnishment is no longer happening. Based on the year end paystubs from XXX/XXX the garnishments appear to have been happening weekly matching the clients pay schedule.
															With no current withholding on the paystub, the YTD amount being substantially less than prior years (XXX months of XXX) and filed court documents showing no current support payment, this loan meets guidelines under fannie mae B3-6-01, General Information on Liabilities and B3-6-05, Monthly Debt Obligations (XX/XX/XXXX).; The modified parenting plan order in your loan file confirms neither parent is paying or receiving child support. The relevant sections of the order do not include any monthly amounts.	09/09/2025	The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.; ; The modified parenting plan order does not confirm neither parent is paying or receiving child support. It states "All matters governing child support shall be reserved to the XXX and XXX under XXX,". The Federal Income Tax Exemption and Life Insurance sections states "so long as child support payments are current" and "Until the child support obligation has been completed". Please provide copy of the XXX and XXX regarding the status of the child support or a Letter of explanation from borrower stating neither parent is required to pay child support as of...	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1939		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1939		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1940	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1940	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1940	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1941		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1941		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1941		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1942		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1942		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1942		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1943	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1943	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1943	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1943	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1944	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1944	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1944	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1945	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1945	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1945	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1946	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1946	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1946	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1947	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1947	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1947	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1948	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1948	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1948	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1949	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Lender to provide all HOI docs for property. Lender summary in file shows annual premium is $XXX, however 1008 shows $XXX and mortgage statement shows $XXX/yr.	Document Uploaded. Please see attached HOi policy showing the additional premium for the additional policy.	09/05/2025	Hazard Insurance Policy is fully present	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1949	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1949	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1950	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1950	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1950	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1951	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1951	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1951	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1952		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1952		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1952		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1953	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1953	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1953	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1954	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1954	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1954	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1955	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1955	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1955	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1956	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1956	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1956	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1956	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1957	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Trust income not included in calculation	Please specify which trust documentation is missing.	09/05/2025	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1957	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified B2 self-employment not verified	XX/XX/XXXX: Please see attached screenshot of the business insurance confirming the business is active as well as the screenshot of when we received the document to confirm it is within XXX days of closing. The full policy has
already been provided.	09/05/2025	ATR: Current Employment Was Verified	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1957	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Missing trust income documentation	Please see attached screenshot of the business insurance confirming the business is active as well as the screenshot of when we received the document to confirm it is within XXX days of closing. The full policy has already been provided.	09/05/2025	ATR: Reasonable Income or Assets Was Considered	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1957	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Verification of business not provided	Document Uploaded. Please see attached screenshot of the business insurance confirming the business is active as well as the screenshot of when we received the document to confirm it is within XXX days of closing. The full policy has already been provided.	09/05/2025	Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1957	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE1355	Credit	Borrower 2 CPA Letter Missing	Borrower 2 CPA Letter Missing No CPA letter in the file	Please specify why a CPA letter is needed. Verification of self employment has been provided.	09/05/2025	Borrower 2 CPA Letter Provided or Not Applicable (Number of Borrowers equals 2)	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1957	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Only one year of bonus/overtime pay provided. Documentation missing to support trust income.	Please specify which documentation has not been provided. The trust agreement has been provided.	09/05/2025	Income and Employment Meet Guidelines; Income and Employment Do Not Meet Guidelines	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1957	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1958	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1958	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1958	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1959	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Full Title Policy, Insurance Wrapper or Junior Loan Policy is not in the file.	Document Uploaded. Please see the attached title wrapper.; Document Uploaded. Please see attached title document.	09/09/2025	Title Document is fully Present; HEL Guidelines states one of the following Title Insurance options are required: Insurance Wrapper, Junior Loan Policy, or Full Title Policy. Please provide one of these Title options.	09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1959	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1959	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1960	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1960	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1960	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1961	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1961	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1961	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1962		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1962		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1962		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1962		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1963	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1963	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1963	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1964	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1964	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1964	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1965	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1965	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1965	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1966	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1966	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1966	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1967	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV less than guideline XXX% LTV

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1967	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV less than guideline XXX% LTV

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1967	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV less than guideline XXX% LTV

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1968	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1968	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1968	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1969		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2978	Compliance	XXX 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1969		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1969		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1969		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1970	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1970	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1970	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1971	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1971	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1971	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1972	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1972	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1972	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1973	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1973	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1973	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1974	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1974	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1974	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1975	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1975	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1975	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1976	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1976	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1976	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1977	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1977	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1977	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1978	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX GREATER THAN GUIDELINE

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% LTV IS LESS THAN GUIDELINE.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1978	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX GREATER THAN GUIDELINE

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% LTV IS LESS THAN GUIDELINE.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1978	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX GREATER THAN GUIDELINE

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% LTV IS LESS THAN GUIDELINE.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1979	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1979	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1979	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1980	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1980	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1980	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1981	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1981	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1981	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1982	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1982	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1982	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1982	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1983	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1983	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1983	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1984	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Cured	FCOM1265	Compliance	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form The loan file is missing the Notice of Right to Cancel signed by the vested non-borrowing spouse	Document Uploaded. Please see attached, Opened ROR for non-borrowing title holder.	09/16/2025	Cure package provided; Exception downgraded to a 2/B	09/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	C	B	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
1984	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
1984	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
1985	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1985	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1985	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1986	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1986	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1986	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1987	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1987	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1987	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1988	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1988	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1988	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1988	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1989	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1989	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1989	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1989	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1990	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1990	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1990	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1991	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1991	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1991	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1992	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1992	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1992	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1993	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1993	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1993	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1994	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2978	Compliance	XXX 209 CMR 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1994	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1994	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1994	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1995	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1995	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1995	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1996	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1996	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1996	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1996	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1997	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1997	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1997	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1998	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1998	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1998	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1999	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1999	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1999	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
1999	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2000	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2000	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2000	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2000	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2001	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2001	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2001	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2002	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2002	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2002	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2003	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2003	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2003	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2004	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	The Appraisal is missing photographs for comparable sales 1, 3, 4 and 5. The complete Appraisal, including photographs of all the comparable sales that are included in the Appraisal review is required.	Document Uploaded. Please see the attached appraisal.	09/08/2025	Copy of Full Appraisal with all comp photos were provided.	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	A	A	A	A	N/A	A	C	A	C	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2004	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	A	A	N/A	A	C	A	C	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2004	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	A	A	N/A	A	C	A	C	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2004	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	A	A	A	A	N/A	A	C	A	C	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2005	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2005	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2005	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2006	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2978	Compliance	XXX 209 CMR 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2006	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2006	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2006	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2007	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2007	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2007	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2008	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2008	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2008	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2009	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2009	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2009	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2010	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE1164	Credit	Flood Insurance Policy Missing	Missing Flood Insurance Policy Per Flood Cert, property is not located in a flood zone, but Amount of Flood Insurance is required in the amount of $XXX	Document Uploaded. Please see attached, Flood insurance information as requested.	09/10/2025	Flood Insurance Policy is fully present	09/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2010	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2010	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2011		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2011		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2011		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2012		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2012		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2012		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2013	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2013	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	Non QM loan This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2013	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2013	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2014		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Rescinded	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%. B1 employer XXX is a XXX union per google search. W2s/paystubs provided are for jobs within that union so the employer name & w2s differ. Lender's combined calculated income of $XXX/month does not appear supported. XXX job shows low W2s for the prior 2 years but higher YTD pace. XXX shows last paid XX/XX/XXXX so YTD is XXX. Prior year w2 is much lower than 2nd prior year w2 with no explanation in file. Total combined XXX w2s between the 2 jobs is $XXX, using that figure / XXX for income figure.			Recalculated borrower's income and had a higher income than lender. Proceeded with the lower, more conservative income. ; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	09/05/2025		A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2014	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2014	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2015	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
																	HPML compliant	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2015		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.			Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2015		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2016	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2978	Compliance	XXX 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2016	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2016	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2016	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2017	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2017	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2017	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2018	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2018	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2018	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2019	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2019	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2019	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2020	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2020	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2020	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2021	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2021	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2021	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2022	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2022	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2022	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2023	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2023	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2023	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2024	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2024	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2024	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2025	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2025	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2025	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2026		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2026		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2026		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2027	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2027	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2027	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2028	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2028	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2028	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2029	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2029	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2029	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2030	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2030	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2030	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2031	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2031	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2031	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2032		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing property tax statements for XXX. Missing mortgage statement for XXX. Audit used credit report - XXX	Document Uploaded. Please see attached confirmation of annual taxes from the county websites, as highlighted on the documents the tax ID matches to on each print out to identify the property address. Also attached is an updated 1003 and 1008 with corrected tax amounts.; Each tax document noted includes a "Value History" Section with a market value AND "Taxable value" subsection that includes the yearly tax amounts. Please review to clear this issue; The tax documentation for XXX (vacant lot) is in your loan file on pdf page XXX, mortgage is reporting a credit a mortgage statement is not required. The tax statement for XXX is in your loan file on pdf page XXX and XXX. The tax statement for XXX is in your loan file on pdf page XXX	09/10/2025	Lender provide updated REO tax documents, 1003, and 1008.; The "Taxable Value" on the Property Record Cards referenced are Not the Property Tax Amounts. Please provide property tax documents that reflect the actual tax amounts.; The tax document page numbers referenced does not reflect the property tax amounts, just the Taxable Value. Please provide property tax documents that reflect the actual tax amounts.	09/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2032		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2032		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2033	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Unable to locate Insurance Wrapper, Full Title Policy or Junior Loan Policy in the file. Only a property search is in the file.	Document Uploaded. The final title policy is a trailing document, it is not required to provided. The property search is the title commitment, however so that this issue can be cleared we are providing the final title policy.	09/10/2025	Title Document is fully Present	09/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2033	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2033	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2034	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2034	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2034	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2035	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2035	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2035	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2036	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2036	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2036	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2037	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2037	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2037	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2038	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2038	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2038	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2039	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2039	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2039	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2040	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2040	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2040	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2041	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2041	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2041	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2042	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2042	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2042	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2042	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2043	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2043	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2043	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2044	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2044	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2044	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2045	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2045	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2045	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2045	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2046	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2046	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2046	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2046	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2047	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2047	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2047	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2047	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2048	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2048	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2048	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2049	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2049	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2049	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2050	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2050	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2050	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2051	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2051	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2051	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2052	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2052	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2052	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2053	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2053	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2053	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2054	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2054	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2054	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2055	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2055	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2055	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2056	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Acknowledged	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Provide Final Title policy that cover full loan amount.	Unable to Resolve-Seller acknowledges exception, no change to grading.	09/05/2025	Confirmed : Unable to Resolve-Seller acknowledges exception, no change to grading.	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
2056	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
2056	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
2057	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2057	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2057	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2058	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	HPML compliant	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2058	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2058	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2059	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2059	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2059	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2060	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant

HPML compliant	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2060	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2060	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2061	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2061	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2061	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2062	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2062	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2062	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2063	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2063	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2063	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2064	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2064	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2064	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2065	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2065	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2065	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2066	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2066	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2066	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2067	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2067	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2067	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2068	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2068	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2068	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2069	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2069	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2069	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2070	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2070	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2070	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2071	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2071	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2071	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2072	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower 1 W2/1099 Missing. Borrower 1 is missing a previous W2 and income documents for XX/XX/XXXX. Borrower has 1 paystub in the file from new employment that started XX/XX/XXXX. Paystub shows Borrower is part time, with variable pay. Lender used a full time calculation with the highest variable pay option. Audit is unable to determine borrower's monthly income without additional documentation. Lender to provide XXX W2 and employment letter and/or Written VOE from Borrower's new employer verifying their hourly rate and hours per week.	Please see the attached guideline confirming the highest rate can be used to qualify when borrower received multiple rates of pay. Additionally under hourly income guidelines, further documentation is not required as borrower is newly employed, the paystub is all that is required and borrower can be qualified off of the income stated on the paystub.	09/10/2025	Borrower 1 W2/1099 Provided	09/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2072	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Borrower 1 is missing a previous W2 and income documents for XX/XX/XXXX. Borrower has 1 paystub in the file from new employment that started XX/XX/XXXX. Paystub shows Borrower is part time, with variable pay. Lender used a full time calculation with the highest variable pay option. Audit is unable to determine borrower's monthly income without additional documentation. Lender to provide XXX W2 and employment letter and/or Written VOE from Borrower's new employer verifying their hourly rate and hours per week.	Document Uploaded. Please see the attached guideline confirming the highest rate can be used to qualify when borrower received multiple rates of pay. Additionally under hourly income guidelines, further documentation is not required as borrower is newly employed, the paystub is all that is required and borrower can be qualified off of the income stated on the paystub.	09/10/2025	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	09/11/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2072	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2072	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2073	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2073	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2073	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2074		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE1964	Credit	Missing income documentation	W2's in file are blank and missing details. Please provide.	Document Uploaded. Please see the attached W2's.	09/05/2025	Lender provided W2s.	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2074		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2074		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2075	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Duplicate to HPML	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2075	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Duplicate to HPML	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2075	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2075	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2076	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2076	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2076	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2077	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Acknowledged	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title coverage (page XXX), is less than subject loan amount. Missing corrected Title.	Unable to Resolve-Seller accepts; no change to grading.	09/08/2025	Confirmed : Unable to Resolve-Seller accepts; no change to grading.	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
2077	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
2077	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A	B	B	A	A	B	B	N/A	A	B	B	N/A	A	B	B	N/A	A
2078	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2078	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2078	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2079	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2079	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2079	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2080	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2080	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2080	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2081	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2081	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2081	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2082	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2082	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2082	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2083	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2083	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2083	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2084	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2084	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2084	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2085	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2085	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2085	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2086	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2086	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2086	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2087	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2087	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2087	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2088	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2088	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2088	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2089	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2089	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2089	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2090	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2090	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2090	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2091	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2091	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2091	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2092	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2092	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2092	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2093	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2093	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2093	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2094	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML compliant	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2094	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2094	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2094	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2095	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2095	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2095	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2095	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2096	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2096	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2096	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2097	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2097	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2097	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2098	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML compliant	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2098	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2098	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2099	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2099	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2099	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2100	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2100	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2100	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2101	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2101	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2101	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2102	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2102	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2102	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2103	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2103	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2103	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2104		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2104		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2104		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/04/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2105	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2105	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2105	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2106	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2106	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2106	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2107	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2107	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2107	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2108	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
																	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2108	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
																	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2108		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2108		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2109	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2109	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2109	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2110	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	HPML compliant	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2110	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2110	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2111	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2111	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2111	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2112	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2112	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2112	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2113	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2113	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2113	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/04/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2114	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2114	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2114	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2114	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2115	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2115	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2115	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2115	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2116	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2116	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2116	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2117	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2117	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2117	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2118	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2118	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2118	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2119	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2119	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2119	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2120	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2120	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2120	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2121	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2121	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2121	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2122	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2122	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2122	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2123	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2123	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2123	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2124	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2124	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2124	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2125	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2125	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2125	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	No property findings Property and valuations related findings were not identified on the loan.	Informational	09/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2126	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2126	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2126	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2127	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2127	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2127	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2128	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2128	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2128	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2129	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2129	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2129	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2130	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2130	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2130	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2131	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCRE1964	Credit	Missing income documentation	Documentation to support borrower's income (paystubs, W2s, Tax Returns) were not provided.	Document Uploaded. Please see the attached income documents used to determine qualifying income.	09/10/2025	Income documents provided.	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2131	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Documentation to support borrower's income (paystubs, W2s, Tax Returns) were not provided.	ATR: Current Employment Was Verified	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2131	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2131	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2132		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2132		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2132		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2132		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2133	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2133	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2133	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2134	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2134	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2134	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2135	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2135	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2135	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2135	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2136	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2136	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2136	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2137	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2137	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2137	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2138		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.			HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2138		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2138		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2139	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2139	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2139	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2140	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2140	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2140	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2141	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2141	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2141	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2142	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2142	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2142	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2143	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2143	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2143	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2144	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	HPML compliant. This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2144	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2144	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2144	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2145	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2145	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2145	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2145	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2146	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-2978	Compliance	XXX 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2146	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2146	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2146	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2147	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Lender's calculated income for B2 cannot be duplicated. Using the XXX year of tax returns provided, the XXX month average for the Schedule C business yields an audited income of $XXX vs lender's figure of $XXX. This is causing DTI issue.	Here is our calculation of the S/E income.

Calculated Mileage Depreciation: $XXX = Mileage Depreciation Rate of $XXX XXX

Annual Earnings (Previous Year): $XXX = Net Profit Or Loss Amount of $XXX + Depletion Amount of $XXX + Depreciation Amount of $XXX + Calculated Mileage Depreciation Amount of $XXX + One Time Expenses of $XXX + Business Use of Home of $XXX - Meals And Entertainment Deductions Amount of $XXX

No time worked XXX years ago, but income is reported. Setting the Monthly amount for XXX years ago to XXX. Please confirm valid tax years were provided.

Monthly Earnings (Last Year): $XXX = Annual earnings of $XXX divided by time worked of XXX
09/10/2025	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	09/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2147	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2147	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2148	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2148	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2148	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2149	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2149	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2149	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2150	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2150	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2150	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2151	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE1364	Credit	Borrower 2 Executed 4506-T Missing	Borrower 2 Executed 4506-T Missing Borrower 2 Executed 4506-T Missing	Document Uploaded.	09/09/2025	Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2)	09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2151	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2151	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2152	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2152	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2152	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2153	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2153	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2153	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2153	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2154	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2154	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2154	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2155	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2155	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2155	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2156	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX GREATER THAN GUIDELINE.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% LESS THAN GUIDELINE.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% GUIDELINE  LESS THAN GUIDELINE.

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2156	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX GREATER THAN GUIDELINE.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% LESS THAN GUIDELINE.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% GUIDELINE  LESS THAN GUIDELINE.

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2156	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX GREATER THAN GUIDELINE.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% LESS THAN GUIDELINE.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% GUIDELINE  LESS THAN GUIDELINE.

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2157	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2157	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2157	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2158	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2158	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2158	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2159	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2159	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2159	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2160	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2160	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2160	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2161	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2161	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2161	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2162	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2162	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2162	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2163	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2163	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2163	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2164	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2164	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2164	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2165	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2165	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2165	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2166		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2166		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2166	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
																	n/a; Compliant	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2167	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-2962	Compliance	XXX AB 260 Higher-Priced Mortgage Loan Test	This loan failed the XXX AB 260 higher-priced mortgage loan test. (XXX AB 260, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2167	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2167	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2167	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2168	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2168	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2168	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2169	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2169	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2169	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2170	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2170	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2170	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2171	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2171	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2171	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2172	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2172	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2172	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2173	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2173	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2173	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2174	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2174	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2174	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2175	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The title to the subject property was initially vested in the names of borrower and spouse but at closing the vesting is in borrower's name only. The file does not contain documentation confirming borrower is divorced or widowed or a Quit Claim Deed transferring the subject property from the borrower and spouse to the borrower's name only.	The property search confirms the client is an unmarried women which is how she took title in XXX. XXX Got is deceased.	09/09/2025	Property Title Issue Resolved	09/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2175	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2175	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
n/a; Compliant	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2175	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
n/a; Compliant	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2176	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2176	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2176	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2177	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2177	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2177	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2178	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2178	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2178	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2179	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2179	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2179	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2180	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2180	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2180	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2181	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2181	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2181	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2182	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2182	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2182	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2183	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2183	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2183	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2184	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2184	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2184	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2185	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2185	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2185	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2186	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2186	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2186	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2187	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2187	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	No property findings Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2187	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2188	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2188	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2188	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Acknowledged	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2188	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2189	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The loan is an HPML and it meets the closed end 2nd lien requirements.
HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2189	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2189	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2190	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2190	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2190	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	No property findings. Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2191	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2191	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2191	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2192	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2192	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2192	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2193	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2193	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2193	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2194	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2194	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2194	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2195		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2195		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2195		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2196	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2196	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2196	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2197	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2197	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2197	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2198	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2198	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2198	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2199	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2199	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2199	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2200	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2200	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2200	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2201	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML 2nd Lien. Downgraded.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2201	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2201	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2202	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2202	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2202	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2203	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2203	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2203	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2204		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-2978	Compliance	XXX 209 CMR 32.35 Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2204		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2204		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2204		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2205	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2205	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2205	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2206	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2206	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2206	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2207	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Lender to provide the Pension benefit letter that supports $XXX monthly income from pension. Assets summary of bank statement show XXX direct deposits of $XXX. Pension is not to be grossed up without documentation that it is non taxable income. .The lender must verify that the particular source of income is nontaxable, unless the source of income meets one of the exceptions below. Child Support, Section 8, Social Security. Documentation that can be used for this verification includes award letters, policy agreements, account statements, tax returns or any other documents that address the nontaxable status of the income.	Please see the attached 1099. The borrower does not receive a pension, they receive XXX retirement benefits, which is a substitute for social security for XXX workers. The same rules apply to this income, which requires the borrower to make above the $XXX/year individual total to be taxable, and the borrower does not earn that. No additional documentation is required to confirm the income is not taxable.	09/10/2025	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2207	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE6636	Credit	Missing Income - Award Letter	Missing the Pension benefit , Lender to provide the Pension benefit letter that supports $XXX monthly income from pension. Assets summary of bank statement show two direct deposits of $XXX. Pension is not to be grossed up without documentation that it is non taxable income. The lender must verify that the particular source of income is nontaxable, unless the source of income meets one of the exceptions below. Child Support, Section 8, Social Security. Documentation that can be used for this verification includes award letters, policy agreements, account statements, tax returns or any other documents that address the nontaxable status of the income.	Document Uploaded. Please see the attached 1099. The borrower does not receive a pension, they receive XXX retirement benefits, which is a substitute for social security for XXX workers. The same rules apply to this income, which requires the borrower to make above the $XXX/year individual total to be taxable, and the borrower does not earn that. No additional documentation is required to confirm the income is not taxable.	09/10/2025	Lender provided copy of XXX 1099 from the XXX Retirement Board	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2207	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2207	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2208	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2208	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2208	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2209	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2209	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2209		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Rescinded	finding-2400	Compliance	XXX Credit Regulations Mortgage Loan DTI Provided Test	This loan failed the DTI provided test. ( XXX SB270/HB363, XXX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029 )The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363).See XXX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements. Pending Credit UW	The 1008 was provided with the mortgage image package. Please review the 1008 which includes the DTi of the borrower.	09/09/2025	DTI provided; exception resolved; DTI provided; exception resolved	09/09/2025		C	A	C	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2209	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2209	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2210	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2210	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2210	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2211	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2211	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2211	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2212	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2212	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2212	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2213	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2213	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2213	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2214	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2214	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2214	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2215	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2215	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2215	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2216	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE1764	Credit	Missing Verification of Mortgage	Need either VOM or first mortgage statement showing breakdown of monthly payment PITIA on 1st lien.	Document Uploaded. Please see the attached first lien mortgage coupon.	09/10/2025	1st lien mortgage statement provided.	09/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2216	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2216	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2217	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2217	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2217	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2218	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2218	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2218	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2219	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2219	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2219	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2219	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2220	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2220	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2220	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2221	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2221	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2221	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2222	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2222	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2222	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2223	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2223	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2223	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2224	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2224	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2224	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2225	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2225	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2225	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2226	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2226	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2226	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2227	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2227	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2227	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2228	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2228	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2228	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2229	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2229	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2229	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2230	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2230	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2230	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2231	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2231	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2231	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2232	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2232	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2232	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2233	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2233	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2233	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2234	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job. Actual years on the job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2234	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job. Actual years on the job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2234	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job. Actual years on the job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2235	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO0947	Property	External Obsolescence Present	External obsolescence present. The Appraiser noted that the subject is located on a busy road. XXX of the 5 comparable sales have similar locations and the additional 2 comparable sales were adjusted accordingly for their more favorable location.
Unable to Resolve-Seller acknowledges the exception, no change to grading.	09/09/2025	Confirmed : Unable to Resolve-Seller acknowledges the exception, no change to grading.	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	B	B	A	A	B	B	A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2235	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	A	A	B	B	A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2235	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	A	A	B	B	A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2236	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2236	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2236	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2237	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2237	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2237	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2238	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2238	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2238	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2239	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2239	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2239	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2240	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2240	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2240	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2241	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2241	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2241	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2242	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2242	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2242	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2243	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2243	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2243	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2244	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2244	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2244	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2245	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2245	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2245	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2246	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2246	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2246	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2247	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2247	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2247	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2248	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2248	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2248	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2249	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2249	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2249	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2250	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2250	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2250	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2251	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2251	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2251	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2252	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant
														QM FINDINGS Result: QM Rebuttable Presumption This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2252		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.			Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2252		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.			Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2253	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2253	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2253	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2254	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2254	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2254	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2255	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2255	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2255	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2256	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2256	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2256	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2257	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2257	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2257	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2258	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2258	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2258	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2259		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2259		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2259		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2260	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2260	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2260	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2261	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2261	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2261	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2262	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2262	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2262	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2263	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2263	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2263	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2264	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2264	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2264	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2265	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2265	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2265	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2266	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2266	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2266	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2267	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2267	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2267	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2268	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2268	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2268	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2269	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2269	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2269	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2270	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2270	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2270	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2271	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2271	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2271	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2272	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2272	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2272	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2273	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2273	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2273	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2274	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2274	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2274	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2275	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Rescinded	FCRE4805	Credit	Trust/POA Does Not Meet Guideline Requirements	Trust is Irrevocable . Both Trust Certificates in the file are signed but are Blank and not completed ,	XXX General Statutes § 36C-10-1013 provides that a trustee may furnish a Certification of Trust in lieu of producing the full trust document. The statute specifies the information that must be included in a certification and establishes its legal effect. Importantly, use of a certification is permissive, not mandatory—it is offered as an alternative tool for convenience and privacy but is not a legal requirement.

															In this file, the complete executed trust agreement was already obtained and is available for review on pages 483–499. The blank Certification of Trust form that appears in the file was notarized, but since XXX law does not require such a document, its presence or completion is not material to the underwriting review. Accordingly, we request that this exception be cleared as there is no compliance issue or impact to the loan decision.	09/09/2025	Full copy of Revocable Living Trust included in the loan file. Certificate of Trust is not required.	09/10/2025		A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2275	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2275	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2276	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2276	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2276	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2277	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2277	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2277	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2278	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2278	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2278	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, downgraded to A	n/a; Compliant	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2279	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2279	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2279	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2280	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2280	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2280	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2281	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2281	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2281	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2282	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2282	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2282	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2283	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2283	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2283	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2284	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2284	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2284	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2285	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE1164	Credit	Flood Insurance Policy Missing	Missing Flood Insurance Policy .	Document Uploaded. Please see attached, flood insurance information as requested.	09/09/2025	Flood Insurance Policy is fully present	09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2285	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2285	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2286	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2286	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2286	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2287	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2287	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2287	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2288	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-2978	Compliance	XXX 209 CMR 32.35 Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35)Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2288	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2288	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2288	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2289		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-2838	Compliance	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the XXX HOEPA higher-priced mortgage loan test. The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2289		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2289		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2289		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2290	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2290	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2290	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2291		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2291		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2291		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2292	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2292	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2292	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2293	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2293	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2293	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2294	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2294	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2294	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2295	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2295	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/04/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2295	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2296	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2296	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2296	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2297	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2297	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2297	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2298	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2298	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2298	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2299	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2299	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2299	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2300	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2300	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2300	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2301	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2301	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2301	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2302	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2302	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2302	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2303	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2303	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2303	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2304	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FCRE1964	Credit	Missing income documentation	XXX W2 in file does not contain figures for year	Document Uploaded. Please see the attached W2.	09/09/2025	Legible W2 provided.	09/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2304	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2304	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2305	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2305	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2305	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2306	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2306	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2306	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2307	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2307	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2307	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2308	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2308	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2308	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2309	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2309	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2309	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2310	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2310	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2310	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2311	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE1358	Credit	Borrower 2 W2/1099 Missing	Borrower 2 W2/1099 Missing. Lender to provide XXX W2 for borrower 2.	Please see the XXX Tax Return in file for borrower 2 XXX. The borrower did not work in the year XXX, and that is proven by the tax return showing no W2 or self-employment income. No W2 is required.	09/10/2025	Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2)	09/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2311	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2311	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2312	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPMJL Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2312	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2312	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2313	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2313	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2313	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2314	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2314	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2314	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2315	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2315	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2315	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2316	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2316	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2316	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2317	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE6873	Credit	Fraud alert is present on the credit report	The credit report reflects an alert that was not addressed. The alert states the SSN has never been issued or was issued after XX/XX/XXXX. The guidelines require each borrower to have a valid Social Security number. The loan file was missing evidence the Social Security number was validated.	Please be advised the SSN on the past 2 year's W2s match the credit report supporting the SSN as valid, the borrower's employment was verified by a third party Work Number report further validating the W2s received. There is no issue with the SSN.	09/10/2025	Per Lender - the SSN on the past 2 year's W2s match the credit report supporting the SSN as valid, the borrower's employment was verified by a third party Work Number report further validating the W2s received. There is no issue with the SSN.	09/11/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2317	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2317	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2318	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2318	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2318	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2319	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2319	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2319	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2320	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2320	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2320	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2321	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2321	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2321	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2322	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2322	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2322	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2323	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2323	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2323	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2324	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2324	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2324	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2325	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2325	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2325	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2326	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	No Cure Required. HPML 2nd Lien. Downgraded. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2326	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2326	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2327	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2327	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2327	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2328	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2328	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2328	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2329	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2329	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2329	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2330	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2330	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2330	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2331	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2331	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2331	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2332	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2332	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2332	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2333	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2333	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2333	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2334		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2334		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	finding-2623	Compliance	XXX COMAR Higher-Priced Mortgage Loan Test	This loan failed the XXX COMAR higher-priced mortgage loan test. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (COMAR).While the XXX COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2334		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2334		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2335	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2335	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2335	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2336	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2336	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2336	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2337	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2337	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2337	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2338	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2338	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2338	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2339	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2339	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2339	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2340	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2340	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2340	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2341	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2341	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2341	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2342	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower 1 W2/1099 Missing. 1099 (page 1) is missing b1 information and income detail. Unable to confirm borrowers income	Document Uploaded. Please see attached 1099	09/10/2025	Borrower 1 W2/1099 Provided	09/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2342	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2342	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2343	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2343	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2343	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2344	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2344	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2344	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2345	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2345	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2345	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2346	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2346	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2346	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2347	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2347	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2347	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2348	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2348	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2348	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2349	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2349	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2349	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2350	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% XXX balance of $XXX with a monthly payment of $XXX was not included in the DTI causing our DTI to exceed XXX% with no supporting documentation to omit the liability.	Please see the CD on pages XXX of the loan image package. This CD is from a prior transaction showing the XXX account was paid in full with that transaction.	09/10/2025	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2350	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2350	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2351	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2351	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2351	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2352	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2352	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2352	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2353	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2353	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2353	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2354	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2354	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2354	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2355	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2355	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2355	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2356	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2356	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2356	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2357	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2357	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2357	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2358	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2358	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2358	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2359	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2359	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2359	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2360	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2360	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2360	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2361	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2361	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2361	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2362	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO0947	Property	External Obsolescence Present	External obsolescence present. External obsolescence present in file due to location/noise. Comps share this as well and it is typical for the area.	Unable to Resolve-Seller acknowledges exception, no change in grading	09/10/2025	Confirmed - Unable to Resolve-Seller acknowledges exception, no change in grading	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	B	B	A	A	B	B	A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2362	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	finding-2261	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	A	A	A	A	B	B	A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2362	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	A	A	A	A	B	B	A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2362	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	B	B	A	A	A	A	B	B	A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	B	A	B	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2363	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2363	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2363	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2364	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2364	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2364	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2365	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2365	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2365	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2366	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2366	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2366	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2367	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2367	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2367	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2368	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2368	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2368	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2369	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2369	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2369	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2370	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2370	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2370	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/06/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2371	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2371	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2371	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2372	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2372	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2372	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2373	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2373	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2373	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2374	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2374	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2374	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2375	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX GREATER THAN GUIDELINE

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% GREATER THAN  GUIDELINE

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% LESS THAN GUIDELINE	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2375	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX GREATER THAN GUIDELINE

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% GREATER THAN  GUIDELINE

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% LESS THAN GUIDELINE	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2375	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX GREATER THAN GUIDELINE

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% GREATER THAN  GUIDELINE

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% LESS THAN GUIDELINE	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2376	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2376	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2376	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2377	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines W2 provided is blank, please submit completed copy for review.	Document Uploaded. Please see attached legible W2.	09/10/2025	Income and Employment Meet Guidelines	09/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2377	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2377	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	N/A	A	C	C	A	A	C	C	N/A	A	C	C	N/A	A	C	C	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2378	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2378	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2378	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2379	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2379	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2379	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2380	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2380	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2380	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2381	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2381	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2381	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2382	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE1358	Credit	Borrower 2 W2/1099 Missing	Borrower 2 W2/1099 Missing. B2 XXX W2 in the loan file is corrupt and illegible. Legible copy required.	Document Uploaded. Please see the attached XXX W2.	09/09/2025	Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2)	09/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2382	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2382	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2383	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2383	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2383	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2384	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2384	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2384	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2385	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2385	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2385	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2386	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2386	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2386	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/06/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2387	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2387	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2387	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2388	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2388	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2388	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2389	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2389	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2389	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2390	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2390	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2390	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2391	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2391	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2391	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2392	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Insurance Wrapper, Junior Loan Policy or Full Title Policy could not be located in the file.	Document Uploaded. We received the Title Insurance Wrapper last night. Please see attached; The title wrapper is similar to a final title policy where it is a trailing document that will be provided once its available. A copy of the Property Report was correctly included with images sent, nothing further should be required at this time.	09/10/2025	Title Document is fully Present; Per guidelines, one of the following is required. This exception can be cleared when provided: Insurance Wrapper, Junior Loan Policy or Full Title Policy.	09/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2392	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2392	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2393	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2393	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2393	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2394	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2394	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan. Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2394	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2395	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2395	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2395	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2396	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2396	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2396	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2397	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2397	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2397	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2398	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2398	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2398	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2399	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Security Deed (Deed of Trust) provided (recorded) has an incorrect date for B1's signature (shows XX/XX/XXXX versus XX/XX/XXXX).	The digit shown on the mortgage is a XXX, however the borrower didn't write it clearly. The digit referred to in this exception is a XXX, seen by the small curve at the bottom of the digit. No resign is required for this document.	09/09/2025	The borrower's signature on several other documents has the looking XXX that looks like a 1. Clearing finding.; The Deed of Trust is Present and Complete	09/10/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2399	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2399	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2400	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2400	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2400	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/07/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2401	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2401	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2401	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2402	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2402	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2402	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2403	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2403	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2403	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2404	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2404	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2404	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2405	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2405	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2405	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2406	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2406	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2406	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2407	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2407	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2407	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2408	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2408	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2408	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2409	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2409	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2409	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2410	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/07/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2410	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2410	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2411	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2411	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2411	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2412	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE0386	Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided.	Document Uploaded. Please see attached confirming the notary verified the identiy of the borrower through photo ID. Nothing further is needed. Please review to clear this condition.	09/10/2025	Photo Identification provided.	09/11/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2412	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2412	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2413	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2413	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2413	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2414	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2414	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2414	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2415	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2415	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2415	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2416	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2416	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2416	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2417	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2417	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2417	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2418	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2418	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2418	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2419	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2419	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2419	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% XXX% LTV is less than guideline XXX% LTV

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% XXX% DTI is less than guideline XXX% DTI

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% XXX% CLTV is less than guideline XXX% CLTV

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX XXX Fico is more than guideline XXX Fico	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2420	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Junior policy wrapper is missing.	Please see the attached title wrapper. ; Document Uploaded. Please see the attached title wrapper.	09/10/2025	Title Document is fully Present	09/11/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2420	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2420	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2421	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2421	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2421	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/06/2025	Acknowledged	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/08/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2422	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2422	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2422	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2423	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2423	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2423	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2424	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2424	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2424	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2425	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2425	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2425	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2426	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2426	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2426	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2427	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2427	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2427	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	09/09/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2428	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	n/a; Compliant	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2428	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2428	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	09/08/2025	Acknowledged	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	09/08/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2429	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	06/14/2025	Cured	finding-47	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. This loan failed the TILA right of rescission test. Need clarification of closing date. The Right to Cancel has closing date XX/XX/XXXX, cancel date XX/XX/XXXX the final CD has closing date XX/XX/XXXX, disbursement date XX/XX/XXXX, but the Mortgage was signed and notarized XX/XX/XXXX. If the closing date was XX/XX/XXXX a revised CD and corrected Right to Cancel is required.	Document Uploaded. Please see attached, Re-opened ROR. The recission period is now in the past.	07/01/2025	Cure package provided to the borrower; exception downgraded to a 2/B	07/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
2429	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	06/14/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML compliant	06/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
2429	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	06/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
2429	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	06/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	A	A	C	B	C	A	N/A	C	C	A	A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	B	A	N/A	B	B	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B
2430	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	04/18/2025	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower 1 W2/1099 Missing. Provide most recent 1-year W2 - verifying gross income for XXX in box 1. Document in file reflects box 1 is blank. Box 12 reflects code DD which is and includes the cost of employer-sponsored health coverage.	Document Uploaded.	05/02/2025	Borrower 1 W2/1099 Provided	05/05/2025	Borrower has stable job time - Informational

Original LTV is Below the Guideline Maximum - Informational

Qualifying DTI below max allowed. - Informational

																			Qualifying FICO is Greater than the Guideline Minimum - Informational	D	A	D	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2430	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	04/18/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	04/21/2025	Borrower has stable job time - Informational

Original LTV is Below the Guideline Maximum - Informational

Qualifying DTI below max allowed. - Informational

																			Qualifying FICO is Greater than the Guideline Minimum - Informational	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2430	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Higher Priced APOR (APOR HP)	Loan Review Complete	04/18/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	04/21/2025	Borrower has stable job time - Informational

Original LTV is Below the Guideline Maximum - Informational

Qualifying DTI below max allowed. - Informational

																			Qualifying FICO is Greater than the Guideline Minimum - Informational	D	A	A	A	D	A	A	A	A	A	D	D	N/A	A	D	D	A	A	D	D	N/A	A	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2431		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/24/2025	Borrower has stable job time - Informational Original LTV is Below the Guideline Maximum - Informational	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2431		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/24/2025	Borrower has stable job time - Informational Original LTV is Below the Guideline Maximum - Informational	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A
2431		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/21/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	04/24/2025	Borrower has stable job time - Informational Original LTV is Below the Guideline Maximum - Informational	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A